Shareholder Report, Line Graph (Details) - USD ($)			9 Months Ended	12 Months Ended	21 Months Ended	33 Months Ended	45 Months Ended	57 Months Ended
		Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000226322
Account Value [Line Items]
Line Graph and Table Measure Name				Democracy International Fund
Accumulated Value		$ 10,000	$ 10,649		$ 9,111	$ 10,672	$ 10,960	$ 14,086
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]			MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value		10,000	10,418		8,751	10,118	10,678	14,136
Democracy Investments International Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]			Democracy Investments International Index (USD) (NR)
Accumulated Value		10,000	10,592		9,005	10,621	11,147	14,713
Solactive GBS Gbl Mkts ex US Large & Mid Cap
Account Value [Line Items]
Line Graph and Table Measure Name				Solactive GBS Gbl Mkts ex US Large & Mid Cap
Accumulated Value		10,000	10,406		8,776	10,164	10,734	14,158
FTSE All-World Ex US Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]			FTSE All-World Ex US Index (USD) (TR)
Accumulated Value		$ 10,000	$ 10,472		$ 8,878	$ 10,316	$ 10,949	$ 14,518

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	FTSE – Financial Times Stock Exchange
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.